Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
Schedule of Accounts receivable

	As of June 30, 2022	As of December 31, 2021

Accounts receivable	$6,804,714	$8,816,071
Allowance for doubtful accounts	(3,900,525)	(2,478,341)
Total accounts receivable, net	$2,904,189	$6,337,730

Schedule of Movements of allowance for doubtful accounts

	For the six months ended June 30, 2022	For the year ended December 31, 2021

Beginning balance	$2,478,341	$123,890
Addition	1,594,755	2,440,018
Reversal	—	(117,040)
Exchange rate effect	(172,571)	31,473
Ending balance	$3,900,525	$2,478,341